Upright Investments Trust

349 Ridgedale Ave.

East Hanover NJ 07936

February 13, 2015

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Upright Investments Trust

File Nos.

333-49109

811-08723

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective February 3, 2015 do not differ from those filed in the Post-Effective Amendment No. 20, which was filed electronically February 3, 2015.

Sincerely,

/s/ David Y.S. Chiueh

David Y.S. Chiueh

President, CFO and Trustee